UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024

Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY                 May 13, 2005
--------------------               ------------               ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $204,475
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number              Name
---         --------------------              ----

1           28-06311                          March Partners, LLC

                                                 FORM 13F INFORMATION TABLE

                                                         March 31, 2005
COLUMN 1                           COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5           COLUMN 6   COLUMN 7    COLUMN 8

                                   TITLE                      VALUE        SHRS OR  SH/  PUT/  INVSTMNT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS        CUSIP     (X$1000)      PRN AMT  PRN  CALL  DISCRETN   MGRS   SOLE   SHARED  NONE
--------------                     --------        -----     --------      -------  ---  ----  --------   ----   ----   ------  ----
ACCREDO HEALTH INC                 COM             00437V104   16,210       365,000  SH        SOLE       NONE    365,000
ARGOSY GAMING CO                   COM             040228108   11,870       258,500  SH        SOLE       NONE    258,500
AT&T CORP                          COM NEW         001957505    5,991       319,500  SH        SOLE       NONE    319,500
CARNIVAL CORP                      PAIRED CRF      143658300    2,435        47,000  SH        SOLE       NONE     47,000
CHEMED CORP NEW                    COM             16359R103    2,310        30,200  SH        SOLE       NONE     30,200
CITIBANK WEST FSB SAN FRAN C       CONT LITIG REC  17306J202        2        16,100  SH        SOLE       NONE     16,100
CLOSURE MED CORP                   COM             189093107      668        25,000  SH        SOLE       NONE     25,000
CNA SURETY CORP                    COM             12612L108    1,353        99,500  SH        SOLE       NONE     99,500
COVENTRY HEALTH CARE INC           COM             222862104    2,752        40,385  SH        SOLE       NONE     40,385
DISNEY WALT CO                     COM DISNEY      254687106    2,040        71,000  SH        SOLE       NONE     71,000
FARMER BRO CO                      COM             307675108    2,905       121,300  SH        SOLE       NONE    121,300
GARTNER INC                        COM             366651107      263        27,500  SH        SOLE       NONE     27,500
GENERAL BINDING CORP               COM             369154109    1,214        57,800  SH        SOLE       NONE     57,800
GILLETTE CO                        COM             375766102   17,951       355,600  SH        SOLE       NONE    355,600
GREAT LAKES CHEM CORP              COM             390568103    5,062       157,600  SH        SOLE       NONE    157,600
GUIDANT CORP                       COM             401698105   11,669       157,900  SH        SOLE       NONE    157,900
HIBERNIA CORP                      CL A            428656102    7,855       245,400  SH        SOLE       NONE    245,400
INSIGHT COMMUNICATIONS INC         CL A            45768V108    2,396       202,200  SH        SOLE       NONE    202,200
JOHN HANCOCK BANK & THRIFT         SH BEN INT      409735107    1,557       160,850  SH        SOLE       NONE    160,850
KANEB SERVICES LLC                 COM             484173109    1,164        27,300  SH        SOLE       NONE     27,300
MAY DEP STORES CO                  COM             577778103    3,561        96,200  SH        SOLE       NONE     96,200
MCI INC                            COM             552691107    3,207       128,800  SH        SOLE       NONE    128,800
MORGAN STANLEY                     COM NEW         617446448    4,294        75,000  SH        SOLE       NONE     75,000
NEXTEL COMMUNICATIONS INC          CL A            65332V103    2,984       105,000  SH        SOLE       NONE    105,000
NORANDA INC                        COM             655422103      302        15,000  SH        SOLE       NONE     15,000
PATINA OIL & GAS CORP              COM             703224105   12,068       301,700  SH        SOLE       NONE    301,700
PROGRESSIVE ENERGY INC             COM             743263105        5        37,900  SH        SOLE       NONE     37,900
PROVIDENT FINANCIAL SERVICES INC   COM             74386T105    1,997       116,800  SH        SOLE       NONE    116,800
PUBLIC SERVICE ENTERPRISE GROUP    COM             744573106    9,676       177,900  SH        SOLE       NONE    177,900
SCUDDER RREEF REAL EST FD II       COM             81119R108    2,244       149,800  SH        SOLE       NONE    149,800
SPRINT CORP                        COM FON         852061100   12,139       533,600  SH        SOLE       NONE    533,600
SUNGARD DATA SYS INC               COM             867363103   16,332       473,400  SH        SOLE       NONE    473,400
SUNTERRA CORP                      COM NEW         86787D208    1,972       130,800  SH        SOLE       NONE    130,800
TIERONE CORP                       COM             88650R108    1,302        55,400  SH        SOLE       NONE     55,400
TOYS R US INC                      COM             892335100   14,281       554,400  SH        SOLE       NONE    554,400
TRIPATH IMAGING INC                COM             896942109      257        36,550  SH        SOLE       NONE     36,550
UNITED GLOBAL COM                  CL A            913247508    2,895       306,000  SH        SOLE       NONE    306,000
USF CORP                           COM             91729Q101    7,369       152,700  SH        SOLE       NONE    152,700
WESTERN WIRELESS CORP              CL A            95988E204    9,923       261,400  SH        SOLE       NONE    261,400

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